UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC. (Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017 (Address of principal executive offices)(Zip code)

Eugene S. Stark

General American Investors Company, Inc. 100 Park Avenue, 35th Floor, New York, NY 10017 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400
Date of fiscal year end: December 31
 Date of reporting period: March 31, 2010

ITEM 1. Schedule of Investments

			Value
Shares	COMMON STOCKS		(note 1)
AEROSPACE/DEFENSE (3.2%)
215,000	Textron Inc.		$4,564,450
325,000	United Technologies Corporation		23,923,250
		(COST $33,409,026)	28,487,700
BUILDING AND REAL ESTATE (2.1%)
1,872,000	CEMEX, S.A. de C.V. ADR (a)	(COST $23,385,068)	19,113,120
COMMUNICATIONS AND INFORMATION SERVICES (6.2%)
960,000	Cisco Systems, Inc. (a)(b)		24,988,800
78,000	Leap Wireless International, Inc. (a)		1,276,080
700,000	QUALCOMM Incorporated		29,372,000
		(COST $41,318,833)	55,636,880
COMPUTER SOFTWARE AND SYSTEMS (8.7%)
1,290,000	Dell Inc. (a)		19,375,800
570,000	Microsoft Corporation		16,693,875
168,100	NetEase.com, Inc. (a)		5,970,912
67,100	Nintendo Co., Ltd.		22,575,836
450,000	Teradata Corporation (a)		13,000,500
		(COST $78,338,915)	77,616,923
CONSUMER PRODUCTS AND SERVICES (11.2%)
350,000	Diageo plc ADR		23,607,500
325,000	Heineken N. V.		16,610,733
466,100	Hewitt Associates, Inc. Class A (a)		18,541,458
450,000	Nestle S.A.		22,966,133
285,000	PepsiCo, Inc.		18,855,600
		(COST $78,085,518)	100,581,424
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.5%)
949,000	Republic Services, Inc.		27,539,980
630,000	Waste Management, Inc.		21,690,900
		(COST $38,960,134)	49,230,880
FINANCE AND INSURANCE (21.3%)
BANKING (2.4%)
500,000	Bond Street Holdings LLC (a) (c)		10,000,000
140,000	M&T Bank Corporation		11,113,200
		(COST $10,713,356)	21,113,200
INSURANCE (12.5%)
315,000	Arch Capital Group Ltd. (a)		24,018,750
250,000	Everest Re Group, Ltd.		20,232,500
750,000	Fidelity National Financial, Inc.		11,115,000
37,500	Forethought Financial Group, Inc. Class A with Warrants (a)(d)		7,875,000
280,000	MetLife, Inc.		12,135,200
275,000	PartnerRe Ltd.		21,923,000
83,000	Transatlantic Holdings, Inc.		4,382,400
200,000	The Travelers Companies, Inc.		10,788,000
		(COST $58,086,700)	112,469,850
OTHER (6.4%)
325,000	American Express Company		13,409,500
110	Berkshire Hathaway Inc. Class A (a)		13,398,000
1,666,667	Epoch Holding Corporation		18,816,670
635,000	Nelnet, Inc.		11,785,600
		(COST $30,301,088)	57,409,770
		(COST $99,101,144)	190,992,820

			Value
Shares	COMMON STOCKS (continued)		(note 1)
HEALTH CARE / PHARMACEUTICALS (4.7%)
347,100	Cephalon, Inc. (a)		$23,526,438
529,900	Cytokinetics, Incorporated (a)		1,695,680
119,500	Gilead Sciences, Inc. (a)		5,433,665
655,808	Pfizer Inc.		11,247,107
195,344	Poniard Pharmaceuticals, Inc. (a)		224,646
		(COST $39,602,800)	42,127,536
MACHINERY AND EQUIPMENT (2.9%)
1,200,000	ABB Ltd. ADR	(COST $13,364,456)	26,208,000
METALS (2.2%)
254,200	Alpha Natural Resources, Inc. (a)		12,682,038
150,000	Nucor Corporation		6,807,000
		(COST $19,939,605)	19,489,038
MISCELLANEOUS (5.0%)
	Other (e)	(COST $38,670,419)	44,424,874
OIL AND NATURAL GAS (INCLUDING SERVICES) (12.6%)
295,478	Apache Corporation		29,991,017
100,000	Devon Energy Corporation		6,443,000
800,000	Halliburton Company		24,104,000
325,000	McDermott International, Inc. (a)		8,749,000
2,150,000	Weatherford International Ltd. (a)		34,099,000
200,000	XTO Energy Inc.		9.436,000
		(COST $82,773,479)	112,822,017
RETAIL TRADE (17.1%)
575,000	Costco Wholesale Corporation		34,333,250
400,000	J.C. Penney Company, Inc.		12,868,000
1,775,000	The TJX Companies, Inc.		75,473,000
550,000	Wal-Mart Stores, Inc.		30,580,000
		(COST $61,858,262)	153,254,250
SEMICONDUCTORS (2.8%)
700,000	ASML Holding N.V.	(COST $17,340,380)	24,780,000
TECHNOLOGY (3.6%)
750,000	International Game Technology		13,837,500
1,900,000	Xerox Corporation		18,525,000
		(COST $34,368,474)	32,362,500
TRANSPORTATION (0.9%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	7,803,105
TOTAL COMMON STOCKS (110.0%)		(COST $711,521,545)	984,931,067
Principal Amount	CORPORATE DEBT (f)
CONSUMER PRODUCTS AND SERVICES (1.1%)
$9,600,000	Smithfield Foods, Inc.
	7.75% due 5/15/2013	(COST $7,827,836)	9,864,096
TECHNOLOGY (1.0%)
$10,000,000	VeriFone Holdings, Inc.
	1.375% due 6/15/2012	(COST $6,152,290)	9,100,000
TOTAL CORPORATE DEBT (2.1%)		(COST $13,980,126)	18,964,096

Shares or			Value
Principal Amount	SHORT-TERM SECURITIES AND OTHER ASSETS		(note 1)
$50,000,000	U. S. Treasury Bills due 5/27-6/24/10; .100%-.115%	(COST $49,989,328)	$49,989,328
30,871,813	SSgA Prime Money Market Fund	(COST $30,871,813)	30,871,813
TOTAL SHORT-TERM SECURITIES (9.0%)		(COST $80,861,141)	80,861,141
TOTAL INVESTMENTS (g) (121.1%)		(COST $806,362,812)	1,084,756,304
Cash, receivables and other assets less liabilities (0.1%)			923,063
PREFERRED STOCK (-21.2%)			(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$895,562,192

(a) Non-income producing security.
(b) 130,500 shares held by custodian in a segregated custodial account as collateral for short positions or options, if any.
(c) Level 3 fair value measurement, restricted security acquired 11/4/09, note 3.
(d) Level 3 fair value measurement, restricted security acquired 11/3/09, note 3.
(e) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(f) Level 2 fair value measurement, note 3.
(g) At March 31, 2010: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes,
(2) aggregate gross unrealized appreciation was $317,126,247, (3) aggregate gross unrealized depreciation was $38,732,755, and (4) net unrealized appreciation was $278,393,492.

Contracts			Value
(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1)
COMMUNICATIONS AND INFORMATION SERVICES
1,305	Cisco Systems, Inc./July 10/$27.00	(PREMIUM DEPOSITED WITH BROKERS $135,333)	$103,095

                                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                            General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets.
Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value.
If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.  Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Board of Directors.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2010:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$967,056,067	—	$17,875,000	$984,931,067
Corporate debt	—	$18,964,096	—	18,964,096
U.S. Treasury Bills	49,989,328	—	—	49,989,328
Money market fund	30,871,813	—	—	30,871,813
Total	$1,047,917,208	$18,964,096	$17,875,000	$1,084,756,304

Liabilities
Options written	($103,095)	—	—	($103,095)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31, 2010 as follows:

Change in Portfolio Valuations using Significant Unobservable inputs (Level 3)

Fair Value at December 31, 2009	$16,850,000
Included in net change in unrealized appreciation on investments	1,025,000
Fair Value at March 31, 2010	$17,875,000

The amount of net unrealized gain included in the results of operations attributable to
Level 3 assets held at March 31, 2010 and reported within the caption
Net change in unrealized appreciation/depreciation in the Statement of Operations	$1,025,000

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2010, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2010, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the
Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
       Eugene S. Stark
       Vice-President, Administration

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
       Spencer Davidson
       President and Chief Executive Officer
       (Principal Executive Officer)

Date: April 28, 2010

By: /s/ Eugene S. Stark
       Eugene S. Stark
       Vice-President, Administration
       (Principal Financial Officer)

Date: April 28, 2010